Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,648,430.72
Total Fee Amount	365.75
Total Offset Amount	0.00
Net Fee	$ 365.75
Offering Table N/A
Offset Table N/A	N/A